Restructuring - Restructuring Costs by Segment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 88.3	$ 103.2	$ 48.7
Valves And Controls [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	48.8	51.0	5.1
Flow & Filtration Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	14.0	17.8	19.2
Water Quality Systems [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	15.2	5.0	11.7
Technical Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	4.3	19.4	12.7
Corporate and Other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 6.0	$ 10.0	$ 0